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OTG Latin America Fund
FUND SUMMARY
Investment Objective

The investment objective of the OTG (“On the Ground”) Latin America Fund (the “Fund”) is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 35 of this prospectus and in the section “Distribution” on page 32 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - OTG Latin America Fund - USD ($)	Class A Shares		Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%		none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	[1]	none
Redemption Fee (if redeemed within 60 days of purchase as a percentage of amount redeemed)	2.00%		none
Exchange Fee	none		none
[1]	With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% redemption fee on Class A Shares if you redeem your shares within one year after you purchase them.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - OTG Latin America Fund		Class A Shares	Institutional Class Shares
Management Fee		1.10%	1.10%
Distribution (12b-1) and Service Fees		0.25%	none
Other Expenses		1.41%	1.41%	[1]
Total Annual Fund Operating Expenses		2.76%	2.51%
Fee Waivers and/or Expense Reimbursements	[2]	(0.81%)	(0.81%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[2]	1.95%	1.70%
[1]	Other expenses for Institutional Class Shares have been estimated for the current fiscal year.
[2]	OTG Asset Management, Ltd. (the “Adviser”) has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the daily net assets of the Fund until at least July 31, 2025. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to July 31, 2025 only by mutual written consent.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of the Adviser’s agreement to waive fees and/or reimburse expenses, and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the period such agreement is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - OTG Latin America Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	688	1,241	1,818	3,379
Institutional Class Shares	173	704	1,263	2,785

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended March 31, 2024, the Fund’s portfolio turnover rate was 64.76% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in Latin American equity securities. These equity securities include the securities of Latin American companies and investment companies that primarily invest in the securities of issuers in, or seek to track the performance of indices based on, Latin American markets. The Fund defines Latin American countries as countries in Central America (including Mexico) and South America, excluding the Caribbean islands. The Fund considers a company to be a Latin American company if (1) the company is organized under the laws of a country in Latin America or has its principal office in a country in Latin America; (2) at the time of investment the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from activities in one or more Latin American countries; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Latin America. Latin American countries are generally considered to be developing or emerging market countries.

The Fund may invest up to 20% of its assets in countries other than Latin American countries. Although the Fund normally allocates its investments across different countries, the Fund may concentrate its investments in certain countries, which may change from time to time.

The Fund’s portfolio will be comprised primarily of a mix of equity securities, including common stocks, preferred stocks, convertible securities, and depository receipts without regard to the market capitalization of the issuer (i.e., large-cap, mid-cap, small-cap, and micro-cap companies); exchange-traded funds (“ETFs”), including inverse and leveraged ETFs, that trade on U.S. and other exchanges and seek to track the performance of securities indices for the markets, sectors, and industries in which the Fund may invest directly; and shares of other investment funds (to the extent permitted by applicable law). The Adviser intends to use leveraged and/or inverse ETFs for short-term trading purposes. These ETFs will be used primarily for short-term market timing or hedging purposes, and are not intended for long term investment. Most leveraged and inverse ETFs “reset” daily, meaning that they are designed to achieve their stated investment objectives on a daily basis. Due to the effect of compounding, the Adviser expects to trade in and out these ETFs daily or monthly depending on the ETF’s stated investment objective.

The Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Fund’s performance.

Principal Risks
Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class A shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities market index, the MSCI ACWI ex-USA Index, and the MSCI EM Latin America Index, which is the Fund's secondary benchmark index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of Institutional shares will differ from those of Class A due to different expense structures.

Updated performance information is available by calling toll-free 800-673-0550.

Year-By-Year Annual Returns

During the periods shown, the highest quarterly return was 24.08% (quarter ended December 31, 2020) and the lowest quarterly return was -41.93% (quarter ended March 31, 2020).

The year-to-date return of the Fund’s Class A shares as of June 30, 2024 was 9.25%.

Average Annual Returns for Periods Ended December 31, 2023*

The table below shows how average annual total returns of the Fund’s Class A shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Class A shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calendar year returns of Institutional shares will differ from those of Class A due to different expense structures.

Average Annual Total Returns - OTG Latin America Fund	1 Year		Since Inception		Inception Date
Class A Shares	26.04%		1.68%		May 08, 2019
Class A Shares | Return Before Taxes (with maximum load of 5.75%)	19.74%		0.57%		May 08, 2019
Class A Shares | After Taxes on Distributions	24.52%		0.22%		May 08, 2019
Class A Shares | After Taxes on Distributions and Sales	15.35%		0.58%		May 08, 2019
MSCI EM Latin America Index (reflects no deduction for fees, expenses, or taxes)	25.12%		(0.32%)		May 08, 2019
MSCI AWCI ex-USA Index (reflects no deduction for fees, expenses, or taxes)	16.21%	[1]	5.76%	[1]	May 08, 2019
[1]	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI ACWI ex-USA Index is the Fund's new broad-based securities market index. The Fund will continue to show performance for the Fund's previous broad-based securities market index, the MSCI EM Latin America Index, which is an additional benchmark index.

* As of December 31, 2023, there were no Institutional shares outstanding for the Fund.
OTG Latin America Fund | Risk Lose Money [Member]
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
OTG Latin America Fund | Market Risk of Equity Securities [Member]

Market Risk of Equity Securities. By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the Fund’s equity investments may underperform particular sectors of a given market or the equity market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

OTG Latin America Fund | Foreign Investment Risk [Member]

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

OTG Latin America Fund | Emerging Market Risk [Member]

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

OTG Latin America Fund | Latin America Risk [Member]

Latin America Risk. Because the Fund’s investments will be focused in the Latin American region, the Fund's performance is expected to be closely tied to social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions or funds that focus their investments in more than one region. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in Latin America in which the Fund’s investments are concentrated.

OTG Latin America Fund | Brazilian Securities Risk [Member]

Brazilian Securities Risk - Brazil’s economy has been characterized by frequent and occasionally drastic, interventions by the Brazilian government, including the imposition of wage and price controls, exchange controls, limiting imports, blocking access to bank accounts and other measures. The Brazilian government has often changed monetary, taxation, credit, trade and other policies to influence the Brazilian economy. Brazil’s economy may be subject to sluggish economic growth due to, among other things, weak consumer spending, political turmoil, high rates of inflation and low commodity prices. Investments in Brazilian securities may be subject to certain restrictions on foreign investments. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. Brazil also suffers from high levels of corruption, crime and income disparity. The Brazilian economy is heavily dependent on commodity prices and international trade and an increase in the price of commodities may lead to increased inflation and slow the growth of the Brazilian economy which could adversely affect the value of Brazilian securities.

OTG Latin America Fund | Mexican Securities Risk [Member]

Mexican Securities Risk. Investments in Mexican issuers include legal, regulatory, political, currency, security and economic risks. In the past, Mexico has experienced high interest rates, economic volatility and high unemployment rates. Political developments in the U.S. could have implications for trade arrangements between the U.S. and Mexico, which could negatively affect the value of securities held by the Fund.

OTG Latin America Fund | Currency Risk [Member]

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

OTG Latin America Fund | Small-Cap and Mid-Cap and Micro-Cap Company Risk [Member]

Small-Cap and Mid-Cap and Micro-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. Investments in micro-capitalization companies are subject to many of the same risks associated with investments in small-capitalization and mid-capitalization companies, although to a greater degree given their generally much smaller size. Investment in small, mid-sized and micro-capitalization company stocks can be volatile and cause the value of the Fund’s investments to go up and down, sometimes abruptly or dramatically.

OTG Latin America Fund | Large-Cap Company Risk [Member]
Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
OTG Latin America Fund | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

OTG Latin America Fund | Preferred Stock Risk [Member]

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise.

OTG Latin America Fund | Liquidity Risk [Member]

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value. This risk may be more pronounced for the Fund’s investments in developing or emerging market countries.

OTG Latin America Fund | Leveraging Risk [Member]

Leveraging Risk. Certain Fund transactions, including taking short positions in financial instruments, may give rise to a form of leverage. Economic leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

OTG Latin America Fund | Convertible Securities Risk [Member]

Convertible Securities Risk. Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

OTG Latin America Fund | Other Investment Company Risk [Member]

Other Investment Company Risk. Investments in shares of other investment companies (including mutual funds and ETFs) will expose the Fund to the risks associated with the securities and other investments held by those other investment companies. In addition, the Fund’s ability to achieve its investment objective will depend, at least in part, upon the ability of any underlying funds to achieve their investment objectives.

OTG Latin America Fund | ETF Risk [Member]

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. By investing in leveraged and/or inverse ETFs, the Fund will be exposed to extreme volatility and a high risk for substantial losses. These ETFs are used for short-term trading purposes, and are not intended for long term investment. Leveraged and/or inverse ETFs may use derivative instruments to achieve their stated investment objectives. As such, these ETFs are considered speculative investments. In addition, most leveraged and/or inverse ETFs “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, the return for investors who invest for longer than one day may vary significantly from the ETF’s stated investment objective as well as the target benchmark’s performance. Also, the performance of leveraged and/or inverse ETFs, when held overnight, may deviate from their underlying indices.

OTG Latin America Fund | Management Risk [Member]

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In addition, it is possible that political and social changes in the Latin America region could adversely affect the Fund’s advisor and its ability to manage the Fund.